Label	Element	Value
Bramshill Multi-Strategy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Bramshill Multi-Strategy Income Fund

Class A Shares (BDKAX)

Class C Shares (BDKCX)

Class T Shares (BDKDX)

Institutional Class Shares (BDKNX)

A series of Investment Managers Series Trust

Supplement dated March 21, 2025, to the

Prospectus and Statement of Additional Information (“SAI”)

dated April 30, 2024.

Effective April 1, 2025 (the “Effective Date”), Liberty Street Advisors, Inc. (the “Advisor”) has agreed to (i) lower its management fee for the Bramshill Multi-Strategy Income Fund (the “Fund”) from 1.25% to 0.95% of the Fund’s average daily net assets, and (ii) reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the Fund from 1.75% to 1.60%, 2.50% to 2.35%, 1.75% to 1.60 and 1.50% to 1.35% of the average daily net assets of the Fund’s Class A Shares, Class C Shares, Class T Shares and Institutional Class Shares, respectively. Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI:

The “Fees and Expenses of the Fund” section beginning on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Bramshill Multi-Strategy Income Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T shares in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” on page 40 of the Prospectus and in “APPENDIX A – Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 01, 2025
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T shares in a single transaction.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class T shares are estimated for the current fiscal year, based on current expenses for the existing share classes.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Bramshill Multi-Strategy Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%	[1]
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.95%	[3]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.05%	[3],[4]
Dividends and interest expense on short sales	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4]
All other expenses	rr_Component3OtherExpensesOverAssets	0.26%	[3],[4]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[3],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total annual fund operating expenses	rr_NetExpensesOverAssets	1.53%	[3],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 574
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	888
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,171
Overnight check delivery fee	ck0001318342_OvernightCheckDeliveryFee	25
Wire fee	ck0001318342_Wirefee	$ 20
Bramshill Multi-Strategy Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.95%	[3]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.05%	[3],[4]
Dividends and interest expense on short sales	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4]
All other expenses	rr_Component3OtherExpensesOverAssets	0.26%	[3],[4]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[3],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total annual fund operating expenses	rr_NetExpensesOverAssets	2.28%	[3],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 334
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,615
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	231
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,615
Overnight check delivery fee	ck0001318342_OvernightCheckDeliveryFee	25
Wire fee	ck0001318342_Wirefee	$ 20
Bramshill Multi-Strategy Income Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.95%	[3]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.05%	[3],[4]
Dividends and interest expense on short sales	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4]
All other expenses	rr_Component3OtherExpensesOverAssets	0.26%	[3],[4]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[3],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total annual fund operating expenses	rr_NetExpensesOverAssets	1.53%	[3],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 402
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	721
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,063
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,028
Overnight check delivery fee	ck0001318342_OvernightCheckDeliveryFee	25
Wire fee	ck0001318342_Wirefee	$ 20
Bramshill Multi-Strategy Income Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.95%	[3]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.05%	[3],[4]
Dividends and interest expense on short sales	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4]
All other expenses	rr_Component3OtherExpensesOverAssets	0.26%	[3],[4]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[3],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total annual fund operating expenses	rr_NetExpensesOverAssets	1.28%	[3],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,545
Overnight check delivery fee	ck0001318342_OvernightCheckDeliveryFee	25
Wire fee	ck0001318342_Wirefee	$ 20

[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.
[3]	The expense information in the table has been restated to reflect the current management fee and expense caps, effective April 1, 2025.
[4]	Other expenses for Class T shares are estimated for the current fiscal year, based on current expenses for the existing share classes.
[5]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.